Note 12 (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Financial Instruments Designated At Fair Value Through Profit Or Loss [Table Text Block]
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	2022	2021	2020
ASSETS
Debt securities	7.2.2 / 8.1	913	1,092	1,117
LIABILITIES
Customer deposits		700	809	902
Debt certificates issued		3,288	3,396	4,531
Other financial liabilities: Unit-linked products		6,592	5,479	4,617
Total liabilities	8.1	10,580	9,683	10,050